Interim Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 86,201	$ 119,968
Short-term deposits	256,250	215,250
Marketable securities	23,615	18,816
Trade accounts receivable, net	68,151	87,300
Inventories	99,215	85,905
Other current assets	27,048	19,548
Total current assets	560,480	546,787
Long term deposits	6,000	21,000
Marketable securities	81,817	73,576
Long term inventory	9,553	9,023
Deferred tax assets, net	2,642	2,642
Other assets, net	1,947	1,370
Property, plant and equipment, net	44,246	41,987
Intangible assets, net	15,145	16,937
Goodwill	74,345	74,345
Total non-current assets	235,695	240,880
Total assets	796,175	787,667
Current liabilities
Trade accounts payable	37,757	42,187
Other current liabilities	69,777	54,487
Total current liabilities	107,534	96,674
Long term liabilities
Deferred tax liabilities, net	5,845	7,541
Other long-term liabilities	9,988	10,473
Convertible notes	197,378	196,831
Total Non current liabilities	213,211	214,845
Total liabilities	320,745	311,519
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at June 30, 2024 and at December 31, 2023; 47,410,314 issued shares at June 30, 2024 and 46,993,998 at December 31, 2023; 45,317,938 shares outstanding at June 30, 2024 and 44,901,622 at December 31, 2023;	177	176
Additional paid-in capital	207,615	200,389
Accumulated other comprehensive income (loss)	(534)	129
Retained earnings	270,070	277,352
Total shareholders' equity before treasury stock	477,328	478,046
Treasury stock, at cost (2,092,376 shares as of June 30, 2024 and December 31, 2023)	(1,898)	(1,898)
Total shareholders' equity	475,430	476,148
Total liabilities and shareholders' equity	$ 796,175	$ 787,667